GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The Company is a development stage corporation. The Company has performed an annual assessment of its ability to continue as a going concern as required under Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2014-15, Presentation of Financial Statements – Going Concern (“ASU No. 2014-15”) and concluded that the ability of the Company to continue as a going concern is dependent upon the Company’s ability to increase revenues and raise additional funds to implement its full business plan.

The Company’s unaudited financial statements have been prepared assuming that it will continue as a going concern, which contemplates continuity of operations and liquidation of liabilities in the normal course of business. As reflected in the financial statements, the Company has $1,575,792 in assets, and an accumulated deficit and working capital deficit of $8,939,601 and $1,331,173, respectively, as of June 30, 2026, and incurred a net loss and cash used in operations of $303,642 and $94,352, respectively, for the six month period ended June 30, 2026. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern for a period of 12 months from the date of this report. Although the Company has generated revenue from contracts with customers since its inception, the Company has reported a cumulative net loss due to costs associated with sale growth initiatives and capital raises.

In the interim, the Company raised capital through short term convertible bridge loans and a Strata Purchase Agreement (“Strata Agreement”) with a private investor who previously committed to purchase up to $5,000,000 of the Company’s registered common stock (see Note 8 – Strata Purchase Agreement). The Company intends to leverage this Strata Agreement as necessary to execute its full business plan.

In the long run, the ability of the Company to continue as a going concern is dependent on its ability to implement the business plan, raise capital, and generate sufficient revenues to generate positive net income and cash flow. There is no guarantee that the Company will ever be able to raise sufficient capital or generate a level of revenue to sustain its operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 – GOING CONCERN

The Company is a development stage corporation. The Company has performed an annual assessment of its ability to continue as a going concern as required under Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2014-15, Presentation of Financial Statements – Going Concern (“ASU No. 2014-15”) and concluded that the ability of the Company to continue as a going concern is dependent upon the Company’s ability to increase revenues and raise additional funds to implement its full business plan.

The Company’s financial statements have been prepared assuming that it will continue as a going concern, which contemplates continuity of operations and liquidation of liabilities in the normal course of business. As reflected in the financial statements, the Company has $1,555,601 in assets, and an accumulated deficit and working capital deficit of $8,635,959 and $1,259,022, respectively, as of December 31, 2025, and incurred a net loss and cash used in operations of $554,067 and $149,371, respectively, for the year ended December 31, 2025. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern for a period of 12 months from the date of this report. Although the Company has generated revenue from contracts with customers since its inception, the Company has reported a cumulative net loss due to costs associated with sale growth initiatives and capital raises.

In the interim, the Company raised capital through short term bridge loans and also entered into a 24-month Strata Purchase Agreement (“Strata Agreement”) with a private investor who committed to purchase up to $5,000,000 of the Company’s registered common stock (see Note 10 – Strata Purchase Agreement). The Company began to leverage this Strata Agreement to raise equity during the fourth quarter of 2024 and again in the fourth quarter of 2025. The Company intends to leverage this Strata Agreement as necessary to execute its full business plan.

In the long run, the ability of the Company to continue as a going concern is dependent on its ability to implement the business plan, raise capital, and generate sufficient revenues to generate positive net income and cash flow. There is no guarantee that the Company will ever be able to raise sufficient capital or generate a level of revenue to sustain its operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.